Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	PC Connection, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-23827
Entity Tax Identification Number	02-0513618
Entity Address, Address Line One	730 Milford Road
Entity Address, City or Town	Merrimack
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03054
City Area Code	603
Local Phone Number	683-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001050377
Title of 12(b) Security	Common Stock
Trading Symbol	CNXN
Security Exchange Name	NASDAQ